Debt (Details) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 15, 2024	Jan. 03, 2024	Oct. 31, 2024	Apr. 30, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Apr. 27, 2023
Debt instruments
Outstanding principal						$ 0	$ 1,010,934
Fair value per share								$ 23.36
Repayment of debt principal						1,372,872	7,000,000
Gain (Loss) on extinguishment of debt							(393,791)
Change in fair value of convertible debt						260,933	43,066
Convertible debt
Debt instruments
Debt instrument, face amount					$ 20,000,000
Number of tranches					three
Interest-only period					2 years
Interest rate percentage					8.47%
Unused line of credit fee, as a percent					1.00%
Outstanding principal periodic payment					$ 1,000,000
Gain (Loss) on extinguishment of debt						0	(394,000)
Convertible debt fair value				$ 3,304,000			3,260,934
Change in fair value of convertible debt							43,066
Interest expense						192,998	402,615
Interest paid						$ 227,735	$ 552,058
Convertible debt | Maximum
Debt instruments
Debt instrument, face amount					20,000,000
Convertible debt | First tranche
Debt instruments
Convertible note					10,000,000
Convertible debt | Second tranche
Debt instruments
Convertible note					5,000,000
Convertible debt | Third tranche
Debt instruments
Convertible note					$ 5,000,000
Convertible debt | Pontifax
Debt instruments
Outstanding principal periodic payment				750,000
Amount repaid				5,000,000
Outstanding principal				$ 3,000,000
Issuance of common stock associated with conversion of debt (in shares)	27,651	9,139		36,790
Fair value per share	$ 5.60	$ 10.88
Repayment of debt principal	$ 154,840	$ 99,416
Convertible debt | Pontifax | First 36,790 shares of common stock issuable upon conversion
Debt instruments
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice				90.00%
Reduction in conversion price				$ 27.20
Convertible debt | Pontifax | Conversion price for First 501,648 shares
Debt instruments
Common stock issuable upon conversion			501,648
Conversion price			$ 3.81
Convertible debt | Pontifax | Conversion price for Remaining shares
Debt instruments
Conversion price			$ 4.23